BASIS OF PREPARATION (Details)	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Advanced Energy Storage Systems Investment Company
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of joint ventures			Advanced Energy Storage Systems Investment Company
Country of incorporation, joint ventures			Saudi Arabia
Percent of ownership interest in joint ventures	51.00%	51.00%
SCHMID Avaco Korea, Co. Ltd
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of joint ventures			SCHMID Avaco Korea, Co. Ltd.
Country of incorporation, joint ventures			South Korea
Percent of ownership interest in joint ventures	50.00%	50.00%
Gebr. Schmid GmbH
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries			Gebr. Schmid GmbH
Country of incorporation, subsidiaries			Germany
Percent of ownership interest in subsidiaries	100.00%	100.00%
SCHMID Systems. Inc.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries			SCHMID Systems, Inc.
Country of incorporation, subsidiaries			USA
Percent of ownership interest in subsidiaries	100.00%	100.00%
SCHMID Singapore Pte. Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries			SCHMID Singapore Pte. Ltd.
Country of incorporation, subsidiaries			Singapore
Percent of ownership interest in subsidiaries	90.00%	90.00%
SCHMID Korea Co. Ltd
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries			SCHMID Korea Co., Ltd
Country of incorporation, subsidiaries			South Korea
Percent of ownership interest in subsidiaries	100.00%	100.00%
SCHMID Asia Ltd. [Member]
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries			SCHMID Asia Ltd.
Country of incorporation, subsidiaries			Hong Kong
Percent of ownership interest in subsidiaries	100.00%	100.00%
SCHMID Technology Guangdong Co. Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries			SCHMID Technology Guangdong Co., Ltd.
Country of incorporation, subsidiaries			China
Percent of ownership interest in subsidiaries	76.00%	76.00%
SCHMID China Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries			SCHMID China Ltd.
Country of incorporation, subsidiaries			Hong Kong
Percent of ownership interest in subsidiaries	100.00%	100.00%
SCHMID Shenzhen Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries			SCHMID Shenzhen Ltd.
Country of incorporation, subsidiaries			China
Percent of ownership interest in subsidiaries	100.00%	100.00%
SCHMID (Kunshan) Co., Ltd
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries			SCHMID (Kunshan) Co., Ltd.
Country of incorporation, subsidiaries			China
Percent of ownership interest in subsidiaries	100.00%	100.00%
SCHMID Taiwan Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries			SCHMID Taiwan Ltd.
Country of incorporation, subsidiaries			Taiwan
Percent of ownership interest in subsidiaries	86.00%	86.00%
SCHMID Automation (Zhuhai) Co. Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries			SCHMID Automation (Zhuhai) Co., Ltd.
Country of incorporation, subsidiaries			China
Percent of ownership interest in subsidiaries	100.00%	100.00%
SCHMID Solar (Shenzhen) Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries			SCHMID Solar (Shenzhen) Ltd.
Country of incorporation, subsidiaries			China
Percent of ownership interest in subsidiaries	100.00%	100.00%
SCHMID Trading (Zhongshan) Co. Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries			SCHMID Trading (Zhongshan) Co. Ltd.
Country of incorporation, subsidiaries			China
Percent of ownership interest in subsidiaries	100.00%